Subsequent Events - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	Apr. 15, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 ₨ / shares	Apr. 04, 2022 ₨ / shares	Mar. 31, 2022 ₨ / shares
Subsequent Event [Line Items]
Common stock par or stated value per share		₨ 1		₨ 1
Proposed Merger [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share			₨ 1
Proposed Merger [Member] | HDBHousing Development Finance Corporation Limited [Member]
Subsequent Event [Line Items]
Business combination share exchange ratio			1.68
Common stock par or stated value per share			₨ 2
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid, per share amount	₨ 19
Dividend paid, total amount | ₨	₨ 106,015.1